OPERATING LEASE RIGHT-OF-USE ASSETS - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right of use assets:
Operating lease, right of use	€ 2,554	€ 1,722
Facilities
Right of use assets:
Operating lease, right of use	2,334	1,534
Equipment
Right of use assets:
Operating lease, right of use	10	30
Furniture, fixture, fittings and other
Right of use assets:
Operating lease, right of use	€ 209	€ 157